GOLDMAN SACHS TRUST

Goldman Sachs Energy Infrastructure Funds

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Energy Infrastructure Fund

(each, a “Fund” and, together, the “Funds”)

Supplement dated February 14, 2025 to the

Prospectuses and Summary Prospectuses,

each dated March 29, 2024, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies (“80% Policy”), which will take effect on April 15, 2025 (the “Effective Date”). Currently, for purposes of each Fund’s 80% Policy, energy infrastructure companies include U.S. and non-U.S. issuers that fall into one or more of the following three categories: (i) issuers that are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) issuers that are part of the Fund’s stated benchmark; or (iii) issuers that have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) business. Beginning on the Effective Date, for purposes of defining the energy infrastructure company investments that are relevant for each Fund’s 80% Policy, (i) the universe of sub-industries categorized by a third party will be expanded to include the oil and gas equipment and services sub-industry and the oil and gas refining and marketing sub-industry; and (ii) the inclusion of all issuers that are part of the Funds’ stated benchmarks will be eliminated. These changes will not materially impact the way in which either Fund is managed nor the portfolio holdings of either Fund, and neither Fund’s investment objective to seek total return through current income and capital appreciation will change.

Accordingly, on the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the second paragraph of “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs MLP Energy Infrastructure Fund’s Summary Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub-industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the second paragraph of “Goldman Sachs Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs Energy Infrastructure Fund’s Summary Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub-industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the second paragraph of “Investment Management Approach—Principal Investment Strategies—Goldman Sachs MLP Energy Infrastructure Fund” in the Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub-industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the second paragraph of “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Energy Infrastructure Fund” in the Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation, oil and gas equipment and services, and oil and gas refining and marketing sub-industries; or (ii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or ether energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following is added after the first paragraph of “Investment Management Approach—Principal Investment Strategies—ALL FUNDS” in the Prospectuses

Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Equity securities also include investments in affiliated and unaffiliated investment companies including ETFs that invest in equity securities.

Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), municipal securities, corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries. Fixed income securities also include investments in affiliated and unaffiliated investment companies including ETFs that invest in fixed income securities.

This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

MLPEINFMSTK 02-25